Expense Example (High Income Trust, USD $)	12 Months Ended
May 01, 2011
Series I, High Income Trust
Expense Example:
Year 1	$ 82
Year 3	255
Year 5	444
Year 10	990
Series II, High Income Trust
Expense Example:
Year 1	102
Year 3	318
Year 5	552
Year 10	1,225
Series NAV, High Income Trust
Expense Example:
Year 1	77
Year 3	240
Year 5	417
Year 10	$ 930